Transamerica International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 2.4%
Northern Star Resources, Ltd.	2,985,761	$ 33,887,585

Austria - 1.2%
Erste Group Bank AG (A)	780,400	17,467,884

China - 7.4%
Alibaba Group Holding, Ltd., ADR (A)	99,410	24,953,898
ANTA Sports Products, Ltd.	2,243,900	21,301,314
Ping An Insurance Group Co. of China, Ltd., H Shares	1,833,800	19,348,830
Tencent Holdings, Ltd.	613,000	42,050,669

		107,654,711

Finland - 2.3%
Neste OYJ	717,972	32,977,558

France - 5.4%
Sanofi	358,200	37,609,964
TOTAL SE	394,653	14,935,129
Vinci SA	294,665	25,360,363

		77,905,456

Germany - 4.3%
Bayerische Motoren Werke AG	308,715	19,742,464
Henkel AG & Co. KGaA	176,281	15,317,242
Knorr-Bremse AG	236,695	27,695,048

		62,754,754

Ireland - 4.3%
Kingspan Group PLC	384,266	27,567,233
Smurfit Kappa Group PLC	1,031,989	34,863,804

		62,431,037

Israel - 2.3%
Nice, Ltd., ADR (A) (B)	164,802	33,823,962

Italy - 3.6%
Enel SpA	5,723,400	52,429,357

Japan - 21.9%
Asahi Group Holdings, Ltd.	960,100	31,295,304
Haseko Corp.	2,054,600	24,275,098
Koito Manufacturing Co., Ltd.	449,800	17,612,629
Lasertec Corp.	242,100	21,376,107
Nidec Corp.	367,600	29,201,034
Nitori Holdings Co., Ltd.	171,400	37,525,664
Open House Co., Ltd. (B)	744,500	21,012,608
Pan Pacific International Holdings Corp.	1,166,600	26,440,985
SoftBank Group Corp.	534,900	33,737,786
Sushiro Global Holdings, Ltd.	961,000	20,381,601
Takeda Pharmaceutical Co., Ltd.	612,442	22,211,314
Tokyo Electron, Ltd.	118,700	32,846,337

		317,916,467

Luxembourg - 1.8%
Aroundtown SA (A)	4,230,214	25,472,572

Netherlands - 2.6%
Euronext NV (C)	326,872	37,759,503

New Zealand - 2.0%
a2 Milk Co., Ltd. (A)	2,103,700	28,878,736

	Shares	Value
COMMON STOCKS (continued)
Norway - 3.9%
DNB ASA (A)	2,090,295	$ 32,105,567
Equinor ASA	1,627,111	24,395,504

		56,501,071

Republic of Korea - 2.7%
Samsung Electronics Co., Ltd.	799,400	39,069,748

Spain - 2.5%
Iberdrola SA	2,752,790	35,580,599
Iberdrola SA (A) (D)	62,563	808,650

		36,389,249

Sweden - 2.3%
Epiroc AB, Class A	683,500	9,556,777
Epiroc AB, Class B	1,684,489	22,934,959

		32,491,736

Switzerland - 8.4%
Lonza Group AG	78,996	49,398,966
Roche Holding AG	141,909	49,151,104
Swiss Life Holding AG (A)	63,014	23,027,937

		121,578,007

Taiwan - 4.0%
Airtac International Group	955,600	20,045,966
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	484,970	38,259,283

		58,305,249

United Kingdom - 11.9%
Ashtead Group PLC	609,068	19,395,022
Beazley PLC	3,936,858	21,445,709
British American Tobacco PLC	829,802	27,423,556
GlaxoSmithKline PLC	1,009,360	20,106,762
Legal & General Group PLC	9,839,457	27,238,367
Rio Tinto PLC, ADR	718,266	43,842,957
Smith & Nephew PLC	685,500	13,530,028

		172,982,401

Total Common Stocks (Cost $1,278,673,780)		1,408,677,043

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (E)	1,325,716	1,325,716

Total Other Investment Company (Cost $1,325,716)		1,325,716

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.00% (E), dated 07/31/2020, to be repurchased at $23,393,114 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $23,861,059.	$ 23,393,114	23,393,114

Total Repurchase Agreement (Cost $23,393,114)		23,393,114

Total Investments (Cost $1,303,392,610)		1,433,395,873
Net Other Assets (Liabilities) - 1.1%		16,243,120

Net Assets - 100.0%		$ 1,449,638,993

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.0%	$129,079,144
Semiconductors & Semiconductor Equipment	6.5	92,481,727
Insurance	6.4	91,060,843
Electric Utilities	6.2	88,818,606
Machinery	5.6	80,232,750
Metals & Mining	5.4	77,730,542
Oil, Gas & Consumable Fuels	5.0	72,308,191
Banks	3.5	49,573,451
Life Sciences Tools & Services	3.5	49,398,966
Real Estate Management & Development	3.2	46,485,180
Interactive Media & Services	2.9	42,050,669
Technology Hardware, Storage & Peripherals	2.7	39,069,748
Capital Markets	2.6	37,759,503
Specialty Retail	2.6	37,525,664
Containers & Packaging	2.4	34,863,804
Software	2.4	33,823,962
Wireless Telecommunication Services	2.4	33,737,786
Beverages	2.2	31,295,304
Electrical Equipment	2.0	29,201,034
Food Products	2.0	28,878,736
Building Products	1.9	27,567,233
Tobacco	1.9	27,423,556
Multiline Retail	1.9	26,440,985
Construction & Engineering	1.8	25,360,363
Internet & Direct Marketing Retail	1.7	24,953,898
Household Durables	1.7	24,275,098
Textiles, Apparel & Luxury Goods	1.5	21,301,314
Hotels, Restaurants & Leisure	1.4	20,381,601
Automobiles	1.4	19,742,464
Trading Companies & Distributors	1.4	19,395,022
Auto Components	1.2	17,612,629
Household Products	1.1	15,317,242
Health Care Equipment & Supplies	0.9	13,530,028

Investments	98.3	1,408,677,043
Short-Term Investments	1.7	24,718,830

Total Investments	100.0%	$1,433,395,873

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,880,100	$1,267,796,943	$—	$1,408,677,043
Other Investment Company	1,325,716	—	—	1,325,716
Repurchase Agreement	—	23,393,114	—	23,393,114

Total Investments	$142,205,816	$1,291,190,057	$—	$1,433,395,873

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,668,963, collateralized by cash collateral of $1,325,716 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,816,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of the 144A security is $37,759,503, representing 2.6% of the Fund’s net assets.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica International Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the value of the security is $808,650, representing 0.1% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica International Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4